Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2025
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Capital Adequacy Requirements of Regulatory Capital Ratios
Under the Basel III requirements, at December 31, 2025 and December 31, 2024, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of years indicated:

	Actual		Minimum Capital Required - Basel III Fully Phased-In		Required to be Considered Well- Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2025
Total Capital (to risk-weighted assets):
Company	$247,190	15.49%	$167,563	10.50%	$—	N/A
Bank	222,887	14.08	166,169	10.50	158,256	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	227,237	14.24	135,646	8.50	—	N/A
Bank	203,097	12.83	134,518	8.50	126,605	8.00
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	179,237	11.23	111,709	7.00	—	N/A
Bank	203,097	12.83	110,779	7.00	102,866	6.50
Tier 1 leverage ratio (to adjusted average assets):
Company	227,237	12.12	74,994	4.00	—	N/A
Bank	203,097	10.90	74,546	4.00	93,183	5.00

December 31, 2024
Total Capital (to risk-weighted assets):
Company	$232,400	14.79%	$164,953	10.50%	$—	N/A
Bank	219,410	14.10	163,365	10.50	155,586	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	212,780	13.54	133,533	8.50	—	N/A
Bank	199,960	12.85	132,248	8.50	124,469	8.00
Common Equity Tier 1 Capital (to risk-weighted assets)
Company	164,780	10.49	109,968	7.00	—	N/A
Bank	199,960	12.85	108,910	7.00	101,131	6.50
Tier 1 leverage ratio:
Company	212,780	11.46	74,261	4.00	—	N/A
Bank	199,960	10.83	73,847	4.00	92,309	5.00